OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets [abstract]
Schedule of other assets

As at December 31,	2022	2021

Deferred financing costs associated with the revolving credit facility	$1,890	$2,472
Long-term receivables	291	308
	$2,181	$2,780